Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	STERIS plc
Amendment Flag	false
Entity Central Index Key	0001757898
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	STERIS plc
Entity Central Index Key	0001757898
Entity tax identification number	34-1482024